OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

July 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer International Diversified Fund (the “Registrant”)
Reg. No. 333-125805; File No. 811-21775

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 26, 2015.

Sincerely,

/s/ Edward Gizzi

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Edward Gizzi

Vice President & Associate Counsel

212-323-4091

egizzi@ofiglobal.com

cc: Kramer Levin Naftalis & Frankel LLP

KPMG LLP

Gloria LaFond